Financial Instruments and Risk Management (Contractual Commitments) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Operating and financing leases, less than 1 year	$ 14.4
Operating and financing leases, 2-3 years	15.0
Operating and financing leases, 4-5 years	3.8
Operating and financing leases, more than 5 years	8.6
Operating and financing leases, total	41.8
Debt, less than 1 year	0.0
Debt, 2-3 years	200.0
Debt, 4-5 years	0.0
Debt, more than 5 years	0.0
Debt total	200.0	$ 250.0	$ 0.0
Accounts payable and accrued liabilities, less than 1 year	316.1	233.0
Accounts payable and accrued liabilities, 2-3 years	0.0
Accounts payable and accrued liabilities, 4-5 years	0.0
Accounts payable and accrued liabilities, more than 5 years	0.0
Accounts payable and accrued liabilities, total	316.1
Decommissioning liability, less than 1 year	8.1
Decommissioning liability, 2-3 years	48.5
Decommissioning liability, 4-5 years	44.4
Decommissioning liability, more than 5 years	106.5
Decommissioning liability, total	207.5	$ 193.8
Capital commitments, less than 1 year	233.3
Capital commitments, 2-3 years	13.8
Capital commitments, 4-5 years	3.4
Capital commitments, more than 5 years	10.3
Capital commitments, total	260.8
Contractual obligation, less than 1 year	571.9
Contractual obligation, 2-3 years	77.3
Contractual obligation, 4-5 years	251.6
Contractual obligation, more than 5 years	125.4
Contractual obligation, total	$ 1,026.2